Collaboration, License And Purchase Agreements	6 Months Ended
Jun. 30, 2011
Collaboration, License And Purchase Agreements
Collaboration, License And Purchase Agreements
3.	Collaboration, License and Purchase Agreements

Astellas Pharma US, Inc. Co-Promotion Agreement

In July 2009, the Company entered into the Co-Promotion Agreement with Astellas. Under the terms of the agreement, the Company granted Astellas the co-exclusive right (with the Company) to market and sell Sumavel DosePro in the United States (excluding Puerto Rico and the other territories and possessions of the United States) until June 30, 2013. Astellas has the option to extend the term of the agreement by an additional year in its sole discretion contingent upon Astellas' payment to the Company of a predetermined option fee. In addition, Astellas has a right to opt-in to the commercialization of potential line extensions of Sumavel DosePro. Under the agreement, both Astellas and the Company are obligated to collaborate and fund the marketing of Sumavel DosePro and to provide annual minimum levels of sales effort directed at Sumavel DosePro during the term. In 2011 and throughout the remainder of the term, these minimum sales efforts are set forth as a minimum number of annual primary detail equivalents. The Company is responsible for the manufacture, supply, and distribution of commercial product for sale in the United States. In addition, the Company will supply product samples to Astellas, and Astellas will pay the Company for such samples, at an agreed upon transfer price.

Astellas may terminate the agreement for any reason or no reason upon 180-days written notice or at any time in the event the Company undergoes a change of control (as defined in the agreement). In addition, Astellas may terminate the agreement if a governmental authority takes action that prevents or makes it unlawful for Astellas to perform its obligations under the agreement, in the event of the Company's inability to supply commercial product, under certain circumstances where a third party asserts that the making or selling of Sumavel DosePro infringes the intellectual property rights of a third party, or if the Company materially breaches its minimum sales effort obligations and does not cure such breach within a specified period. In the event a termination pursuant to the reasons set forth in the previous sentence takes place, the Company would be required to pay Astellas the first of the two annual tail payments described below. The Company may terminate the agreement in the event that Astellas materially breaches its minimum sales effort obligations and does not cure such breach within a specified period. Either party may terminate the agreement upon the occurrence of a large scale recall or market withdrawal of Sumavel DosePro, a failure of the Sumavel DosePro brand to achieve certain minimum sales levels in 2011, a material uncured breach by the other party, insolvency or bankruptcy of the other party, or other event which affects the other party's ability to perform its obligations under the agreement.

In connection with execution of the Co-Promotion Agreement, Astellas made a non-refundable up-front payment of $2,000,000 and agreed to make an additional $18,000,000 of payments to the Company upon the achievement of a series of milestones. As of December 31, 2009, Astellas paid a total of $17,000,000 in milestone payments with the remaining $1,000,000 of milestone payments made in 2010 for a total of $20,000,000 in proceeds paid to the Company. In consideration for Astellas' performance of its commercial efforts, the Company is required to pay Astellas a service fee on a quarterly basis that represents a fixed percentage of between 45% and 55% of Sumavel DosePro net sales to primary care physicians, OB/GYNs, emergency medicine physicians, and urologists in the United States (Astellas Segment). Astellas is not compensated for Sumavel DosePro sales to neurologists, any other prescribers not included in the Astellas Segment or for non-retail sales. In addition, upon completion of the co-promotion term, Astellas generally will be eligible to receive two additional annual tail payments calculated as decreasing fixed percentages (ranging from a mid-twenties down to a mid-teen percentage) of net sales in the Astellas Segment in the last 12 months of its active promotion. The Company is paid by Astellas the lesser of its direct out-of-pocket costs or a fixed fee for all sample units they order for distribution to their sales force.

In accordance with accounting guidance for revenue arrangements with multiple deliverables, the Company identified the deliverables in the Co-Promotion Agreement and divided them into separate units of accounting as follows: (i) co-exclusive right to promote Sumavel DosePro combined with the manufacturing and supply of commercial and sample product and (ii) sales support of Sumavel DosePro. The Company concluded both units of accounting require recognition ratably through the term of the Co-Promotion Agreement beginning with the date of the launch of Sumavel DosePro (January 2010) through June 30, 2013, subject to a one-year extension at Astellas' option upon Astellas' payment of a pre-determined fee to the Company, and therefore, the allocation of the up-front and milestone financial consideration is not necessary. Consequently, the Company has recorded the $20,000,000 in upfront and milestone payments received from Astellas as deferred revenue in the consolidated balance sheet at June 30, 2011 and December 31, 2010. Beginning with the launch of Sumavel DosePro in January 2010, the Company began amortizing the upfront and milestone payments as contract revenue in the consolidated statement of operations over the term of the Co-Promotion Agreement. For the six months ended June 30, 2011 and 2010 and the year ended December 31, 2010, the Company recognized $3,126,000, $1,461,000 and $4,373,000, respectively, of contract revenue. As of June 30, 2011, December 31, 2010 and 2009, the remaining balance of these payments in deferred revenue was $12,502,000, $15,627,000 and $19,000,000, respectively.

Amounts received from Astellas for shared marketing costs and sample product are reflected as a reduction of selling, general and administrative expenses, and amounts payable to Astellas for shared marketing expenses and service fees are reflected as selling, general and administrative expenses.

For the six months ended June 30, 2011 and 2010 and the years ended December 31, 2010, 2009 and 2008, the Company recognized shared marketing expense of $1,245,000, $2,764,000, $3,853,000, $2,213,000, and $0 respectively, under the Co-Promotion Agreement. For the six months ended June 30, 2011 and 2010 and for the year ended December 31, 2010, the Company incurred $3,184,000, $1,149,000 and $3,660,000 in service fee expenses. There were no service fee costs incurred during the years ended 2009 and 2008.

Desitin Arzneimittel GmbH Licensing and Distribution Agreement

In March 2008, the Company entered into a licensing and distribution agreement with Desitin Arzneimittel GmbH (Desitin), a private German pharmaceutical company focused on the development, manufacturing and distribution of products for the treatment of CNS disorders. Under the terms of the agreement, the Company licensed to Desitin the exclusive development and commercialization rights to Sumavel DosePro for the European Union, Norway, Switzerland and Turkey. Desitin will oversee, and be responsible for the expenses related to, all clinical development, regulatory approval and commercialization efforts required to market Sumavel DosePro in the territories in which Desitin elects to develop and market Sumavel DosePro. The Company has agreed to manufacture and supply the product to Desitin for commercial sale. Desitin has agreed to pay the Company a specified transfer price for commercial product and a low single-digit percentage royalty on net sales of the product. In November 2010, Desitin received regulatory approval for the commercialization of Sumavel DosePro in Denmark. It received subsequent approvals in Germany, Sweden, Norway and the United Kingdom. In connection with such approvals and in anticipation of launch in those markets, the Company recognized no revenue for sales to Desitin for the six month ended June 30, 2011 and 2010 and $422,000 of revenue for the year ended December 31, 2010.

Elan Pharma International Limited License Agreement

In November 2007, the Company entered into a License Agreement with Elan Pharma International Ltd. (Elan), which was amended in September 2009. Under the terms of this License Agreement, Elan granted the Company an exclusive license in the United States and its possessions and territories, with defined sub-license rights to third parties other than certain technological competitors of Elan, to certain Elan intellectual property rights related to the Company's Zohydro product candidate. The License Agreement grants the Company the exclusive right under certain Elan patents and patent applications to import, use, offer for sale and sell oral controlled-release capsule or tablet formulations of hydrocodone, where hydrocodone is the sole active ingredient, for oral prescriptions in the treatment or relief of pain, pain syndromes or pain associated with medical conditions or procedures in the United States. This right enables the Company to exclusively develop and sell Zohydro in the United States. Elan has retained the exclusive right to take action in the event of infringement or threatened infringement by a third party of Elan's intellectual property rights under the License Agreement. The Company has the right to pursue an infringement claim against the alleged infringer should Elan decline to take or continue an action.

Under the terms of the License Agreement, the Company and Elan agreed that, subject to the future negotiation of a commercial manufacture and supply agreement, Elan, or an affiliate of Elan, will have the sole and exclusive right to manufacture and supply finished commercial product of Zohydro to the Company under agreed upon financial terms.

Elan also granted the Company, in the event that Elan is unwilling or unable to manufacture or supply commercial product to the Company, a non-exclusive license to make product under Elan's intellectual property rights. This non-exclusive license also includes the right to sublicense product manufacturing to a third party, other than certain technology competitors of Elan.

Under the License Agreement, the Company paid an upfront fee of $500,000 to Elan, which was recorded as research and development expense. As of June 30, 2011, the Company may be obligated to pay Elan up to $4,500,000 in total future milestone payments with respect to Zohydro (formerly ZX002) depending upon the achievement of various development and regulatory events. The Company is also required to pay a mid single-digit percentage royalty on net sales of the product for an initial royalty term equal to the longer of the expiration of Elan's patents covering the product in the United States, or 15 years after commercial launch, if Elan does not have patents covering the product in the United States. After the initial royalty term, the License Agreement will continue automatically for three-year rolling periods during which the Company will continue to pay royalties to Elan on net sales of the product at a reduced low single-digit percentage rate in accordance with the terms of the License Agreement.

Either party may terminate the License Agreement upon a material, uncured default or certain insolvency events of the other party or upon 12 months' written notice prior to the end of the initial royalty term or any additional three-year rolling period. Elan may terminate the License Agreement in the event that the Company fails to meet specified development and commercialization milestones within specified time periods. The Company may terminate the License Agreement if the sale of Zohydro is prohibited by regulatory authorities, or if, despite commercially reasonable efforts, the Company is unable to obtain regulatory approval for Zohydro. The Company may also terminate the License Agreement, with or without cause, at any time upon six months' written notice prior to NDA approval for Zohydro and at any time upon 12 months' prior written notice after NDA approval for Zohydro.

Aradigm Corporation Asset Purchase Agreement

On August 25, 2006, the Company entered into an asset purchase agreement with Aradigm Corporation (Aradigm). Under the terms of the agreement, Aradigm assigned and transferred to the Company all of its right, title and interest to tangible assets and intellectual property related to the DosePro (formerly known as Intraject) needle-free drug delivery system. Aradigm also granted to the Company a non-exclusive, fully paid, worldwide, perpetual, irrevocable, transferable, sublicensable license under all other intellectual property of Aradigm that was owned, controlled or employed by Aradigm prior to the closing of the asset purchase and that is necessary or useful to the development, manufacture or commercialization of the DosePro delivery system. Aradigm also retained a worldwide, royalty-free, non-exclusive license, with a right to sublicense, under all transferred intellectual property rights solely for purposes of the pulmonary field, and the Company granted Aradigm a license under other intellectual property rights solely for use in the pulmonary field.

The Company paid Aradigm $4,000,000 at the closing of the asset purchase and was required to make an additional $4,000,000 milestone payment to Aradigm upon the U.S. commercialization of Sumavel DosePro (which payment was made in February 2010). The Company is also required to pay a 3% royalty on global net sales of Sumavel DosePro, by the Company or one of the Company's future licensees, if any, until the later of January 2020 or the expiration of the last valid claim of the transferred patents covering the manufacture, use, or sale of the product. The Company has recorded the second milestone payment as other assets in the consolidated balance sheet and is amortizing the milestone over the estimated life of the technology. For the six months ended June 30, 2011 and 2010 and the year ended December 31, 2010, the Company incurred $630,000, $382,000 and $843,000, respectively, in royalty expenses on net product sales and the amortization of the milestones paid to Aradigm.

In addition, in the event the Company or one of its future licensees, if any, commercializes a non-sumatriptan product in the DosePro delivery system, the Company will be required to pay Aradigm, at the Company's election, either a 3% royalty on net sales of each non-sumatriptan product commercialized, or a fixed low-twenties percentage of the royalty revenues received by the Company from the licensee, if any, until the later of the ten year anniversary of the first commercial sale of the product in the United States or the expiration of the last valid claim of the transferred patents covering the manufacture, use or sale of the product. Royalty revenues under this agreement include, if applicable, running royalties on the net sales of non-sumatriptan products, license or milestone fees not allocable to development or other related costs incurred by the Company, payments in consideration of goods or products in excess of their cost, or payments in consideration for equity in excess of the then fair market value of the equity.